Notes Payable and Convertible Note Payable - Schedule of Notes Payable (Details) (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Unamortized discount	$ 32,056	$ 23,669	$ 9,020
Note Payable [Member]
Unamortized discount	$ 99,704	$ 121,069